Leases (Details) - Schedule of Operating Lease Activities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Operating Lease Activities [Abstract]
Operating lease right-of-use assets obtained in exchange for lease liabilities	$ 1,725	$ 3,396
Operating lease expense
Amortization of right-of-use assets	4,515	4,381
Interest of lease liabilities	694	859
Total	$ 5,209	$ 5,240